Securities - Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 190,863	$ 192,252
Gross Unrealized Gains	5,820	6,262
Gross Unrealized Losses	(434)	(609)
Total securities available for sale, Fair Value	196,249	197,905
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	40,992	42,910
Gross Unrealized Gains	74	115
Gross Unrealized Losses	(129)	(123)
Total securities available for sale, Fair Value	40,937	42,902
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	87,255	83,215
Gross Unrealized Gains	4,959	5,112
Gross Unrealized Losses	(62)	(306)
Total securities available for sale, Fair Value	92,152	88,021
Mortgage-backed Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	62,135	65,646
Gross Unrealized Gains	681	976
Gross Unrealized Losses	(243)	(180)
Total securities available for sale, Fair Value	62,573	66,442
Total Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	190,382	191,771
Gross Unrealized Gains	5,714	6,203
Gross Unrealized Losses	(434)	(609)
Total securities available for sale, Fair Value	195,662	197,365
Equity Securities in Financial Institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	481	481
Gross Unrealized Gains	106	59
Total securities available for sale, Fair Value	$ 587	$ 540